Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Statement of Cash Flows [Abstract]
Net income	$ 889	$ 1,192	$ 2	$ 1,727
Adjustment:
Depreciation and amortization	501	672	614	769
(Gain)/Loss on disposal of property, plant and equipment	27	36	(71)
Reversal/ provision of loss allowance			(49)	63
Change in fair value of financial instruments	(1)	(2)	(3)	(1)
Changes in operating assets:
(Increase)/ decrease in inventories	(6,964)	(9,335)	(1,177)	1,597
Decrease/(increase) of accounts receivable	(1,861)	(2,495)	5,537	(4,549)
Increase/(decrease) of accounts payable, accruals and other current liabilities	3,501	4,693	(1,480)	1,508
Cash provided by/(used in) operating activities	(3,908)	(5,239)	3,373	1,114
Proceeds from disposal of property, plant and equipment	15	20	71
Purchase of property, plant and equipment	(610)	(817)	(788)	(280)
Cash used in investing activities	(595)	(797)	(717)	(280)
Proceeds from bank loans			1,750
Net proceeds from/(repayment of) controlling shareholder loan	(583)	(782)	1,523
Repayment of bank loans	(233)	(312)	(2,094)	(669)
Dividends paid			(2,900)
Principal payment of lease liabilities				(95)
Proceeds from issuance of shares	11,139	14,931
Placement of deposit with escrow agent	(600)	(804)
Payment of deferred financing costs	(1,153)	(1,546)	(361)	(417)
Cash (used in)/provided by financing activities	8,570	11,487	(2,082)	(1,181)
Foreign currency effect	1	2	(16)	54
Net change in cash and cash equivalents	4,068	5,453	558	(293)
Cash and cash equivalents as of beginning of the year	827	1,108	550	843
Cash and cash equivalents as of the end of the year	4,895	6,561	1,108	550
Supplementary Cash Flows Information
Cash paid for interest	236	317	217	320
Cash paid for taxes			$ 531	$ 62